Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Valuation allowance	$ (1)	$ 52
Undistributed earnings of certain foreign subsidiaries	5,730
Income taxes paid, net	484	665
Income tax loss carryforwards	2,430
Tax credit carryforwards	70
Total losses	1,670
Gross unrecognized tax benefits	192	198	$ 243
Recognized tax benefits	174	183
Interest and penalties on the unrecognized tax benefits	46	39
Recoveries/(expenses) related to changes in reserves for interest and penalties	(7)	$ (6)
Decrease in gross unrecognized tax benefits	32
Decrease in recognized tax benefits	$ 24
Minimum [Member]
Income Taxes [Line Items]
Expiry date of losses	2020
Maximum [Member]
Income Taxes [Line Items]
Expiry date of losses	2039